Share-Based Compensation (Details) - USD ($)			1 Months Ended	12 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation [Line Items]
Exercise price			$ 0.08
Grant of share options					302,500
Weighted average grant date fair value				$ 24.94	$ 23.49
Weighted average period				1 year
Fair value of share options vested				$ 1,091,293	$ 4,973,991
Minimum [Member]
Share-Based Compensation [Line Items]
Weighted average period					1 year
Maximum [Member]
Share-Based Compensation [Line Items]
Weighted average period					2 years
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Reverse stock split	[1]			19
2024 Plan [Member]
Share-Based Compensation [Line Items]
Reverse stock split			315,878
2024 Plan [Member] | Stock Oprtions [Member]
Share-Based Compensation [Line Items]
Reverse stock split		302,500
2024 Plan [Member] | Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Reverse stock split		302,500
2024 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Weighted average grant date fair value					$ 2.96
Unrecognized compensation expense-				$ 29,696	$ 980,056

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company (See Note 1).